DISCONTINUED OPERATIONS - RESULTS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Revenue		$ 1,818,180,000		$ 1,921,311,000		$ 1,757,498,000
Other income		19,377,000	[1]	16,437,000	[1]	5,880,000
Operating expenses:
Service expense		70,816,000		74,899,000		65,598,000
Employee benefits expenses		1,365,181,000		1,429,076,000		1,309,901,000
Depreciation expense		36,566,000		49,226,000		46,448,000
Amortisation expense		58,679,000		55,195,000		50,916,000
Increase (decrease) in other provisions		(1,032,000)		(627,000)		(1,902,000)
Other expenses, by nature		215,958,000		236,648,000		214,015,000
Profit (loss) from operating activities		89,505,000		92,449,000		116,346,000
Finance costs		45,612,000	[1]	78,145,000	[1]	59,151,000
Foreign exchange gain (loss)		(29,015,000)	[1]	(23,427,000)		(56,494,000)
Finance income (cost)		(55,605,000)		93,484,000		(107,782,000)
Profit (loss) before tax		33,900,000		(1,035,000)		8,564,000
Profit (loss)		20,486,000		(13,568,000)		151,000
Profit (loss) from discontinued operations	[2]	0	[3]	0	[3]	(3,206,000)	[4]
Cash flows from (used in) operating activities		81,187,000		114,452,000		141,946,000
Cash flows from (used in) investing activities		(41,168,000)		(90,943,000)		(75,076,000)
Cash flows from (used in) financing activities		(33,709,000)		(84,348,000)		(62,695,000)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes		6,310,000		(60,839,000)		4,175,000
Effect of exchange rate changes on cash and cash equivalents		(14,546,000)		8,566,000		5,840,000
Cash and cash equivalents at beginning of year		141,762,000		194,035,000		184,020,000
Cash and cash equivalents at end of year		$ 133,526,000		$ 141,762,000		$ 194,035,000

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".

[2]

(1) A s of December 31, 20 17 , potential ordinary shares of 1,090,060 , relating to the stock option plan were excluded from the calculation of diluted loss per share as the loss in 2017 is anti-dilutive.

[3]	(**) Discontinued operations did not generate any income tax expense.
[4]	(*) E xclude discontinued operations – Moroc c o.